Shareholder Fees - A I Shares - JPMorgan US Research Enhanced Equity Fund	Nov. 01, 2021
Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases, as % of the Offering Price	5.25%
Maximum Deferred Sales Charge (Load), as % of Original Cost of the Shares	none	[1]
Class I
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases, as % of the Offering Price	none
Maximum Deferred Sales Charge (Load), as % of Original Cost of the Shares	none

[1]	For purchases under $1 million.